Unaudited condensed consolidated statements of changes in equity - USD ($) $ in Thousands	Common shares Share capital	Preference shares Share capital	Contributed surplus	Reserves	Treasury shares	(Accumulated deficit)/ Retained earnings	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of period at Dec. 31, 2020	$ 954	$ 46	$ 759,822	$ 18,667	$ (1,340)	$ (132,780)	$ 645,369	$ 951,768	$ 1,597,137
Net proceeds from GasLog Partners' public offerings								9,593	9,593
Dividend declared (common and preference shares)			(14,560)				(14,560)	(15,819)	(30,379)
Share-based compensation, net of accrued dividend				3,145			3,145		3,145
Settlement of share-based compensation				(6,534)	$ 1,340		(5,194)		(5,194)
Profit for the period						53,150	53,150	38,805	91,955
Other comprehensive loss for the period				(103)			(103)		(103)
Total comprehensive (loss)/income for the period				(103)		53,150	53,047	38,805	91,852
Balance at the end of the period at Jun. 30, 2021	954	46	745,262	15,175		(79,630)	681,807	984,347	1,666,154
Balance at beginning of period at Dec. 31, 2021	954	46	692,536	15,322		(65,117)	643,741	924,630	1,568,371
Repurchases of GasLog Partners' preference units								(18,740)	(18,740)
Dividend declared (common and preference shares)			(33,648)				(33,648)	(14,729)	(48,377)
Share-based compensation, net of accrued dividend				468			468		468
Profit for the period						90,524	90,524	28,897	119,421
Other comprehensive loss for the period				(686)			(686)		(686)
Total comprehensive (loss)/income for the period				(686)		90,524	89,838	28,897	118,735
Balance at the end of the period at Jun. 30, 2022	$ 954	$ 46	$ 658,888	$ 15,104		$ 25,407	$ 700,399	$ 920,058	$ 1,620,457